Balances and Transactions with Related Parties and Affiliated Companies	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Balances and Transactions with Related Parties and Affiliated Companies
Note 13. Balances and transactions with related parties and affiliated companies
For the nine-month period ended September

30, 2019,
the company had
significant operations with related parties
of
FEMSA for an amount of approximately of Ps. 5,826
, mainly for purchase
of coolers
and other
 logistic and administrative

expenses
; The Coca-Cola Company for an amount of approximately of Ps. 24,760 mai
n
l
y
f
or the purchase of concentrate; and with Heineken for an amount of approximately Ps. 11,487, mai
n
l
y for purchases of beer from Heineken Group.
For the nine-month period ended September 30, 2018,
the company had
significant operations with related parties by FEMSA for an amount of approximately of Ps. 6,462
, mainly for purchase
of coolers
and other
 logistic and administrative

expenses
; The Coca-Cola Company for an amount of approximately of Ps. 25,219 for the purchase of concentrate; and with Heineken for an amount of approximately of Ps. 10,173 for purchases of beer from Heineken Group, mainly.